SCHEDULE OF ACCOUNTS RECEIVABLE (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Credit Loss [Abstract]
Accounts receivable, gross	$ 3,383,856	$ 26,394,075		$ 18,302,472
Less: allowance for expected credit losses	(7,000)	(54,600)	$ (7,000)	(54,600)	$ (54,600)
Accounts receivable, net	$ 3,376,856	$ 26,339,475		$ 18,247,872